Revenue and government financing for research expenditures - Schedule of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred revenue – current portion	€ 11,299	€ 48,770	[1]	€ 82,096	€ 47,909
Deferred revenue – non-current portion	32,674	40,342	[1]	68,098	87,005
Deferred revenue
Statement Line Items [Line Items]
Contract liabilities at beginning of period	89,112	150,195		134,914
Upfront payment	4,365			146,259
Recognition in P&L	(47,038)	(61,356)		(77,180)
Transfer from collaboration liabilities	(2,465)	273		(715)
Contract liabilities at end of period	43,973	89,112		150,195	134,914
Deferred revenue | IFRS 15
Statement Line Items [Line Items]
Contract liabilities at beginning of period		81,831
Restatement related to the first application of IFRS 15				(53,083)
Contract liabilities at end of period				81,831
Deferred revenue | Monalizumab
Statement Line Items [Line Items]
Contract liabilities at beginning of period	62,657	104,925		134,914
Upfront payment	0			85,358
Recognition in P&L	(33,620)	(42,541)		(61,548)
Transfer from collaboration liabilities	(2,465)	273		(715)
Contract liabilities at end of period	26,572	62,657		104,925	134,914
Deferred revenue | Monalizumab | IFRS 15
Statement Line Items [Line Items]
Contract liabilities at beginning of period		81,831
Restatement related to the first application of IFRS 15				(53,083)
Contract liabilities at end of period				81,831
Deferred revenue | IPH5201
Statement Line Items [Line Items]
Contract liabilities at beginning of period	9,054	27,869		0
Upfront payment	4,365			43,501
Recognition in P&L	(13,418)	(18,816)		(15,632)
Transfer from collaboration liabilities	0	0		0
Contract liabilities at end of period	0	9,054		27,869	0
Deferred revenue | IPH5201 | IFRS 15
Statement Line Items [Line Items]
Contract liabilities at beginning of period		0
Restatement related to the first application of IFRS 15				0
Contract liabilities at end of period				0
Deferred revenue | Preclinical molecules
Statement Line Items [Line Items]
Contract liabilities at beginning of period	17,400	17,400		0
Upfront payment	0			17,400
Recognition in P&L	0	0		0
Transfer from collaboration liabilities	0	0		0
Contract liabilities at end of period	€ 17,400	17,400		17,400	€ 0
Deferred revenue | Preclinical molecules | IFRS 15
Statement Line Items [Line Items]
Contract liabilities at beginning of period		€ 0
Restatement related to the first application of IFRS 15				0
Contract liabilities at end of period				€ 0

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.